Scharf Global Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 85.2%	Shares	Value
Automobile Components - 2.0%
Gentex Corp.	15,519	$523,146

Beverages - 4.0%
Heineken Holding NV	13,480	1,063,242

Building Products - 3.9%
Assa Abloy AB - Class B	36,778	1,039,597

Capital Markets - 6.4%
Brookfield Corp.	40,570	1,685,278

Chemicals - 2.1%
Air Products and Chemicals, Inc.	2,185	563,839

Commercial Services & Supplies - 1.8%
MillerKnoll, Inc.	17,980	476,290

Entertainment - 1.7%
Walt Disney Co.	4,639	460,606

Financial Services - 11.8%
Berkshire Hathaway, Inc. - Class B(a)	2,556	1,039,781
Fiserv, Inc.(a)	7,826	1,166,387
Visa, Inc. - Class A	3,428	899,747
		3,105,915

Ground Transportation - 4.5%
U-Haul Holding Co.	10,837	650,437
Union Pacific Corp.	2,394	541,666
		1,192,103

Health Care Equipment & Supplies - 3.8%
Smith & Nephew PLC	81,710	1,012,854

Health Care Providers & Services - 10.6%
Centene Corp.(a)	15,593	1,033,816
CVS Health Corp.	13,140	776,048
McKesson Corp.	1,678	980,019
		2,789,883

Hotels, Restaurants & Leisure - 5.4%
Booking Holdings, Inc.	123	487,264
Compass Group PLC	34,856	951,724
		1,438,988

Household Durables - 1.8%
Sony Corp. - ADR	5,662	480,987

Insurance - 5.3%
AIA Group, Ltd.	43,290	293,809
Markel Group, Inc.(a)	695	1,095,084
		1,388,893

Interactive Media & Services - 2.8%
Baidu, Inc. - ADR(a)	3,034	262,380
Tencent Holdings, Ltd.	9,910	472,591
		734,971

Media - 5.2%
Comcast Corp. - Class A	35,012	1,371,070

Personal Care Products - 2.5%
Unilever PLC - ADR	12,001	659,935

Pharmaceuticals - 3.4%
Novartis AG - ADR	8,330	886,812

Software - 6.2%
Microsoft Corp.	1,215	543,044
Oracle Corp.	7,769	1,096,983
		1,640,027
TOTAL COMMON STOCKS (Cost $17,314,975)		22,514,436

PREFERRED STOCKS - 6.5%
Technology Hardware, Storage & Peripherals - 6.5%
Samsung Electronics Co. Ltd. 0.00%,	37,560	1,735,427
TOTAL PREFERRED STOCKS (Cost $985,275)		1,735,427

REAL ESTATE INVESTMENT TRUSTS - 3.3%
Realty Income Corp.	16,640	878,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $963,616)		878,925

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Treasury Obligations Fund - Class Z, 5.17%(b)	1,264,785	1,264,785
TOTAL SHORT-TERM INVESTMENTS (Cost $1,264,785)		1,264,785

TOTAL INVESTMENTS - 99.8% (Cost $20,528,651)		26,393,573
Other Assets in Excess of Liabilities - 0.2%		41,813
TOTAL NET ASSETS - 100.0%		$26,435,386

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Scharf Global Opportunity Fund

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,514,436	$–	$–	$22,514,436
Preferred Stocks	1,735,427	–	–	1,735,427
Real Estate Investment Trusts	878,925	–	–	878,925
Money Market Funds	1,264,785	–	–	1,264,785
Total Investments	$26,393,573	$–	$–	$26,393,573

Refer to the Schedule of Investments for additional information.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
United States	$15,848,937	60.0%
United Kingdom	2,624,513	9.9
Korea, Republic Of	1,735,427	6.5
Canada	1,685,278	6.4
Netherlands	1,063,242	4.0
Sweden	1,039,597	3.9
Switzerland	886,812	3.4
China	734,971	2.8
Japan	480,987	1.8
Hong Kong	293,809	1.1
Other Assets in Excess of Liabilities	41,813	0.2
	$26,435,386	100.0%